Shareholder Report, Average Annual Return (Details) 191992_Carillon Chartwell Small Cap Growth Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	14.84%	21.74%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	20.11%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%	16.54%